Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule Of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 94,510	$ 14,831	¥ 38,595	¥ 7,024
Gross unrealized losses (downward adjustments excluding impairment)	0	0	(495)	0
Net unrealized gains on equity securities held	94,510	14,831	38,100	7,024
Net realized gains on equity securities sold	0	0	0	0
Total net gains recognized in other income, net	¥ 94,510	$ 14,831	¥ 38,100	¥ 7,024